Loans and Allowance for Loan Losses - Southern Community Bank Purchased Credit Impaired Loans (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Contractual principal and interest at acquisition	$ 15,133
Nonaccretable difference	5,302
Expected cash flows at acquisition	9,831
Accretable yield	1,292	$ 9,287	$ 8,950	$ 10,217
Fair value of purchased credit impaired loans	$ 8,539